Consolidated Statement of Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Consolidated Net Profit / (Loss)	€ (151,058,190)	€ (514,460,016)	€ 97,890,576
Items that will not be reclassified to Profit or Loss
Change in Fair Value of Shares through Other Comprehensive Income	0	0	1,260,132
Items that may be reclassified to Profit or Loss
Foreign Currency Translation Differences from Consolidation	62,569,010	50,546,172	2,247,005
Other Comprehensive Income	62,569,010	50,546,172	3,507,137
Total Comprehensive Income	€ (88,489,180)	€ (463,913,844)	€ 101,397,713